Inventories (Schedule Of Inventory) (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory, Net [Abstract]
Finished goods	$ 937.8	$ 884.4	$ 854.6
Work in process	293.5	299.4	242.8
Raw materials	533.6	525.6	475.7
Total	$ 1,764.9	$ 1,709.4	$ 1,573.1